Business Acquisitions - Summary of Purchase Price Allocated (Details) $ in Thousands	Jul. 20, 2021 CAD ($)
Disclosure Of Business Combinations [Abstract]
Cash	$ 92,583
Issuance of common shares	26,216
Contingent consideration	1,150
Total Purchase Price	$ 119,949